SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
2022 (excluding the six months ended June 30, 2022)		$ 33,285
2022		10,496	$ 78,379
Thereafter
Total finance lease payment		43,781	88,875
Less: Imputed interest		(1,867)	(5,766)
Finance lease liabilities		41,914	83,109
Finance lease liability	$ 41,914	41,914	72,768	$ 90,565
Finance lease liability - non-current			10,341	$ 83,109
2023			10,496
Thereafter